Share-Based Payments - Other Grants - Additional Information (Detail) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) shares Program	Dec. 31, 2018 shares
Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	6 months
Vesting acceleration of stock options and restricted stock units	100,000
Performance Share Unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term unit programs | Program	3
Share-based compensation grant date fair value	300,000
Performance Share Unit [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares grant the right to receive	1
Performance Share Unit [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	0
Number of shares grant the right to receive		1
Performance Share Unit [member] | Bottom of range [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Performance Share Unit [member] | Top of range [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		10 years
Other Grants Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange of stock options	0
Other Grants Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock up period	5 years
Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	0
Long Term Restricted Stock Unit Program One [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	100,000
Fair value of stock options granted | $	$ 2
Long Term Restricted Stock Unit Program One [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Long term restricted stock unit program two series two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period variance	5 years
Long term restricted stock unit program two series two [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period	Ten years
Long Term Restricted Stock Unit Program Two [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period variance	2 years 6 months
Restricted stock units, vesting period	Five years
Long Term Restricted Stock Unit Program Two [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period variance	3 years
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Share-based compensation grant date fair value	100,000
Share-based compensation grant date fair value | $	$ 1